Earnings (Loss) Per Share (Details) - Schedule of Earnings Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share [Abstract]
Diluted earnings (loss) per share	$ (0.09)	$ 1.34	$ 1.54